Note 32 - Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Ipsco Tubulars Inc [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
Fair value of acquired assets and liabilities:	$ million
Property, Plant and Equipment	503
Intangible assets	170
Working capital	138
Cash and Cash Equivalents	4
Borrowings	(53)
Provisions	(27)
Other assets and liabilities, net	(63)
Net assets acquired	672

Saudi Steel Pipe Company [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
Fair value of acquired assets and liabilities:	SAR million	$ million
Property, Plant and Equipment	671	179
Customer relationship	305	81
Investment in associated	77	21
Working capital	167	45
Cash and Cash Equivalents	32	9
Other Receivables	11	3
Borrowings	(304)	(81)
Employees end of service benefits	(59)	(16)
Deferred Tax Liabilities	(47)	(13)
Net assets acquired	853	228